Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation	12 Months Ended
Dec. 31, 2022
Manufacturing equipment [Member]
Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation [Line Items]
Estimated useful lives	10 years
Computers and software [Member]
Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation [Line Items]
Estimated useful lives	33 years
Laboratory equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation [Line Items]
Estimated useful lives	10 years
Laboratory equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation [Line Items]
Estimated useful lives	15 years
Furniture and office equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation [Line Items]
Estimated useful lives	7 years
Furniture and office equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation [Line Items]
Estimated useful lives	15 years
Cars [Member]
Significant Accounting Policies (Details) - Schedule property and equipment are stated at cost, net of accumulated depreciation [Line Items]
Estimated useful lives	20 years